TYPE                13F-HR
PERIOD              12/31/06
FILER
     CIK            0000829882
     CCC            w5gqra@k
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7600

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: December 31,2006

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   374 Millburn Avenue
	     suite 205E
           Millburn, NJ 07041


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      973-467-7600

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         February 8, 2007
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the Commission.


Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:         11

Form 13F Information Table Value Total:    $  692,320
                                            (thousands)

                                                         FORM 13F INFORMATION TABLE
                                                         VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
        NAME  OF ISSUER        TITLE OF CLAS    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERSSOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------ -------- --------
Annaly Cap Mgmt Inc            COM            035710409       113,722 8,175,529 SH       OTHER                  8,175,529
C COR Inc                      COM            125010108        36,520 3,278,319 SH       OTHER                  3,278,319
Fairfax Finl Hldgs Ltd         SUB VTG        303901102        54,593   275,028 SH       OTHER                      2,150   272,878
Gartner Inc                    COM            366651107        70,507 3,562,747 SH       OTHER                  3,562,747
Interwoven Inc                 COM NEW        46114t508        29,299 1,997,188 SH       OTHER                  1,997,188
IShares Russell 2000 Index FundRUSSELL 2000   464287655       114,497 1,467,345 SH       OTHER                  1,467,345
Powerwave Technologies Inc     COM            739363109        48,654 7,543,291 SH       OTHER                  7,543,291
Powerwave Technologies Inc     CALL           739363909         2,205   341,800 SH  CALL OTHER                    341,800
Safeway Inc                    CALL           786514908        56,119 1,623,800 SH  CALL OTHER                  1,623,800
Safeway Inc.                   COM NEW        786514208        82,342 2,382,570 SH       OTHER                  2,382,570
Sealy Corp                     COM            812139301        83,863 5,685,600 SH       OTHER                  5,685,600

 /TEXT
 /DOCUMENT
 /SUBMISSION